Net loss per share (Tables)	6 Months Ended
Jun. 30, 2025
Loss per Share
Schedule of net loss per share

	June 30,	June 30,
	2025	2024
Numerator:
Net loss - basic and diluted	$(26,544,958)	$(23,888,403)

Denominator:
Weighted average shares outstanding - basic and diluted	35,745,864	23,566,694

Net loss per share - basic and diluted	$(0.74)	$(1.01)

Schedule of anti-dilutive securities computation of diluted shares outstanding

Activity	Number of Options	Weighted Avg. Exercise Price	Grant Date Fair Value	Intrinsic Value	Weighted Avg. Remaining Life
Outstanding options at Dec 31, 2022	1,456,125	0.001	$1,001,265	$998,559	8.9
Forfeited	(349,042)	0.001	(149,405)	(148,861)	8.5
Outstanding options at Dec 31, 2023	1,107,084	0.001	851,860	849,698	7.9
Granted	1,885,625	1.179	7,590,933	4,874,513	10.0
Forfeited	(186,875)	0.001	(76,219)	(76,025)	7.4
Regranted	476,875	0.169	2,125,883	1,924,636	10.0
Cancelled	(610,625)	0.001	(496,805)	(495,611)	7.2
Outstanding options at Dec 31, 2024	2,672,084		$9,995,653	$7,077,209
Granted	-	-	-	-	-
Forfeited	-	-	-	-	-
Regranted	-	-	-	-	-
Cancelled	-	-	-	-	-
Outstanding options at June 30, 2025	2,672,084		$9,995,653	$7,077,209